Acquisitions - Additional Information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Dec. 19, 2016	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Intangible assets acquired, subject to amortization	¥ 228,127
Weighted average amortization period for acquired intangible assets		6 years	5 years
Customer Relationships
Business Acquisition [Line Items]
Weighted average amortization period for acquired intangible assets			8 years
Patents and developed technology
Business Acquisition [Line Items]
Weighted average amortization period for acquired intangible assets		11 years
Canon Medical Systems Corporation (CMSC)
Business Acquisition [Line Items]
Purchase price	¥ 665,498
Weighted average amortization period for acquired intangible assets	13 years
Canon Medical Systems Corporation (CMSC) | Customer Relationships
Business Acquisition [Line Items]
Intangible assets acquired, subject to amortization	¥ 143,600
Amortization period for acquired intangible assets	15 years
Canon Medical Systems Corporation (CMSC) | Patents and developed technology
Business Acquisition [Line Items]
Intangible assets acquired, subject to amortization	¥ 73,000
Amortization period for acquired intangible assets	10 years